Contractual Obligations - Schedule of Purchase Commitments in Connection With Commodity Streams (Detail)	Dec. 31, 2018 USD_per_Oz oz
Gold Commodity Type [member] | Bachelor Lake [member]
Contractual Commitments [line items]
Percentage of life of mine gold or relevant commodity	20.00%
Gold Commodity Type [member] | Bachelor Lake [member] | The Lesser of $500 and Prevailing Market Price [member]
Contractual Commitments [line items]
Commodity per ounce purchase price	500
Gold Commodity Type [member] | Black Fox [member]
Contractual Commitments [line items]
Percentage of life of mine gold or relevant commodity	8.00%
Gold Commodity Type [member] | Black Fox [member] | Lesser of 540 and prevailing market price [member]
Contractual Commitments [line items]
Commodity per ounce purchase price	540
Gold Commodity Type [member] | Hugo North Extension and Heruga Gold Stream [member] | Before 8.6 million Ounces [member] | Lesser of 220 and Prevailing Market Price [member]
Contractual Commitments [line items]
Commodity per ounce purchase price	220
Gold Commodity Type [member] | Karma Gold [member]
Contractual Commitments [line items]
Commodity per ounce purchase price percentage of market price	20.00%
Threshold, percentage life of mine or relevant weight commodity change | oz	26,875
Gold Commodity Type [member] | Karma Gold [member] | After 26875 Ounces Over 5 Years [Member]
Contractual Commitments [line items]
Percentage of life of mine gold or relevant commodity	1.625%
Gold Commodity Type [member] | Santa Elena [member]
Contractual Commitments [line items]
Percentage of life of mine gold or relevant commodity	20.00%
Gold Commodity Type [member] | Santa Elena [member] | Lesser of 455 and prevailing market price [member]
Contractual Commitments [line items]
Commodity per ounce purchase price	455
Gold Commodity Type [member] | Ming [member]
Contractual Commitments [line items]
Threshold, percentage life of mine or relevant weight commodity change | oz	175,000
Commodity per ounce purchase price	0
Gold Commodity Type [member] | Ming [member] | First 175000 Ounces [Member]
Contractual Commitments [line items]
Percentage of life of mine gold or relevant commodity	25.00%
Gold Commodity Type [member] | Ming [member] | After 175000 Ounces [member]
Contractual Commitments [line items]
Percentage of life of mine gold or relevant commodity	12.00%
Copper Commodity Type [member] | Chapada Mine [member]
Contractual Commitments [line items]
Percentage of life of mine gold or relevant commodity	4.20%
Commodity per ounce purchase price percentage of market price	30.00%
Copper Commodity Type [member] | Hugo North Extension and Heruga Gold Stream [member] | Below 560 Metres Threshold [member]
Contractual Commitments [line items]
Percentage of life of mine gold or relevant commodity	0.42%
Gold and Silver Commodity Type [member] | Hugo North Extension [member] | Below 560 Metres Threshold [member]
Contractual Commitments [line items]
Percentage of life of mine gold or relevant commodity	5.62%
Gold and Silver Commodity Type [member] | Heruga [member] | Below 560 Metres Threshold [member]
Contractual Commitments [line items]
Percentage of life of mine gold or relevant commodity	4.26%
Silver Commodity Type [member] | Yamana Silver Stream [member]
Contractual Commitments [line items]
Commodity per ounce purchase price percentage of market price	30.00%
Threshold, percentage life of mine or relevant weight commodity change | oz	7,000,000